Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

December 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 294 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 295 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective March 1, 2021. No fees are required in connection with this filing.

The purpose of the Amendment is to provide updated disclosure related to sub-adviser, principal investment strategies and principal risk changes for Transamerica Asset Allocation-Conservative Portfolio, Transamerica Asset Allocation-Growth Portfolio, Transamerica Asset Allocation-Moderate Growth Portfolio, Transamerica Asset Allocation-Moderate Portfolio and Transamerica Large Cap Value.

Please direct any comments or questions concerning this filing to the undersigned at (720) 482-8836.

Very truly yours,

/s/ Erin D. Nelson
Erin D. Nelson
Chief Legal Officer and Secretary
Transamerica Asset Management, Inc.

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